Fair Value of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Maturity term	1 year
Cash and cash equivalents	$ 17,528	$ 8,793	$ 2,928
Short-term deposits	19,905	4,114
Current financial liabilities	10,194	6,690
Accounts payable and accrued liabilities	5,377	4,692
Liquidity risk [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Cash and cash equivalents	17,500	8,800
Short-term deposits		4,100
Current financial liabilities	5,400	$ 4,700
Mineral Property [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Short-term deposits	19,900
Foreign Currency Risk [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Cash and cash equivalents	10,100
Accounts payable and accrued liabilities	500
Investment Risk [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Investments	$ 3,600